[GRAPHIC OMITTED]

New Century Portfolios

Semi-Annual Report

Six Months Ended April 30, 2001



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Semi-Annual Report is truthful or complete. Ant representation to the contrary is a criminal offense.

NEW CENTURY PORTFOLIOS

CONTENTS




PRESIDENT'S LETTER                                                     1


NEW CENTURY CAPITAL PORTFOLIO

     Portfolio of Investments                                          2
     Statement of Assets and Liabilities                               4
     Statement of Operations                                           5
     Statement of Changes in Net Assets                                6
     Financial Highlights                                              7

NEW CENTURY BALANCED PORTFOLIO

     Portfolio of Investments                                          8
     Statement of Assets and Liabilities                              10
     Statement of Operations                                          11
     Statement of Changes in Net Assets                               12
     Financial Highlights                                             13

NEW CENTURY AGGRESSIVE PORTFOLIO

     Portfolio of Investments                                         14
     Statement of Assets and Liabilities                              15
     Statement of Operations                                          16
     Statement of Changes in Net Assets                               17
     Financial Highlights                                             18

NEW CENTURY INTERNATIONAL PORTFOLIO

     Portfolio of Investments                                         19
     Statement of Assets and Liabilities                              20
     Statement of Operations                                          21
     Statement of Changes in Net Assets                               22
     Financial Highlights                                             23











------------------------------------------------------------------------




                           PRESIDENT'S LETTER


Dear Fellow Shareholders:

The first four months of this year have proven to be just as challenging as the final nine months of 2000. The market has reminded us that economic cycles and market cycles are the norm. The New Economy and the new paradigm for market performance, both of which were touted at the end of the last millennium, have found a quiet place in history - next to Y2K hysteria. The basic tools for crafting a prudent investment portfolio remain the same - diversification, risk assessment, long-term focus, and patience. Each of the New Century Portfolios provides these tools for its shareholders.

Through the end of April 2001, the equity markets, and in particular the growth sector, declined. During the period, the NASDAQ lost more than 14%; the large-cap growth index lost more than 10%, the S&P 500 Index lost more than 5% and even the large-cap value index suffered a minor setback. The Russell 2000 Index, which reflects the performance of stocks of smaller-capitalized domestic companies, eked out a gain of less than 1%. The international equity markets, as measured by the EAFE Index, lost approximately 8%. Fixed income investments fared better. The Lehman Aggregate Bond Index gained approximately 3.0%.

During this period, the New Century Capital Portfolio declined 5.19%, the New Century Balanced Portfolio declined 1.21%, the New Century Aggressive Portfolio declined 5.8%, and the New Century International Portfolio declined 7.34%.

Although each of the New Century Portfolios continues to diversify its portfolio among multiple market sectors, each Portfolio assumed a more-defensive stance over the last six months. Throughout the period, the Capital and the Balanced Portfolios reduced positions in the growth sector and increased positions in the value sector. The Balanced Portfolio decreased its overall allocation to equities and increased its overall allocation to fixed income. The Aggressive Portfolio took relatively defensive positions in the energy and the financial sectors. The International Portfolio was concentrated in Europe.

In response to more recent market valuations, the Portfolios have started to assume a less-defensive position. The Capital and the Balanced Portfolios have increased slightly their positions in the growth sector. The Balanced Portfolio is approaching its normal 60% allocation to the equity sector and is shortening the duration of its fixed income sector. The Aggressive Portfolio added to its positions in the health sector and the technology sector.
The International Portfolio decreased its European position and has added to its positions in Japan, Australia, and Mexico.

Although we cannot predict future market conditions, we are confident that the disciplined investment approach of the New Century Portfolios will provide a risk-adjusted performance consistent with each fund's objectives.
We thank you for selecting us to be part of your long-term investment strategy.

Sincerely,



Wayne M. Grzecki
President


           Average Annual Total Return For The Period Ended 4/30/01

                                       1 Year         5 Years       10 Years
                                       ------         -------       --------
                                      (or inception
                                        to date)

New Century Capital Portfolio         (16.27)%        12.56%         13.27%
New Century Balanced Portfolio         (5.83)%         9.98%         10.70%
New Century Aggressive *              (12.30)%          -              -
New Century International *           (11.60)%          -              -




* Portfolio commenced operations November 1, 2000 - performance not annualized.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (Unaudited)




Issuer                                           Shares             Value

INVESTMENT COMPANIES - 97.0%

Aggressive Funds - 6.2%

Berger New Generation                            161,657      $    1,820,265
Janus Olympus                                     35,353           1,183,277
Oppenheimer Capital Appreciation                 109,983           5,154,944
                                                               --------------
                                                                   8,158,486
Growth and Income Funds - 32.3%

Citizens Core Growth Institutional               108,850           1,981,080
Dreyfus Midcap Value                              97,782           2,812,227
Janus Growth and Income                          183,022           6,156,862
SEI Index S&P 500 E                              128,223           4,950,707
SSgA Growth & Income                             332,204           6,999,539
Vanguard 500 Index                               159,814          18,440,988
Whitehall Growth and Income                       90,738           1,298,463
                                                               --------------
                                                                  42,639,866
Growth Funds - 33.5%

Davis New York Venture                           178,620           4,824,530
Janus Fund                                       183,332           5,655,817
iShares S&P 500/BARRA Growth                      79,650           4,900,068
Marsico Growth & Income                          205,222           3,221,986
MFS Capital Opportunities                        321,611           5,341,972
S&P Midcap Depository Receipts                    94,380           8,805,654
Scudder-Dreman High Return Equity                166,495           6,328,504
Weitz Value                                       44,194           1,584,371
Whitehall Growth                                 189,234           3,589,785
                                                               --------------
                                                                  44,252,687
Foreign Stock Funds - 6.1%

American Century International Discovery         111,983           1,315,802
Artisan International                            106,517           2,137,798
Franklin Mutual Discovery                        136,159           2,652,387
Liberty Acorn International                       88,756           1,927,789
                                                               --------------
                                                                   8,033,776
Small Company Funds - 18.9%

AIM Small Cap Growth                             123,430           3,321,525
State Street Research Aurora                     601,323          18,791,361
iShares S&P SmallCap 600/BARRA Value              15,800           1,274,270
Legg Mason U.S. Small-Capitalization
  Value Trust                                    168,409           1,621,779
                                                               --------------
                                                                  25,008,935



Total investment companies
(Cost $122,652,936)                                97.0%         128,093,750
Cash and other assets in excess
 of liabilities                                     3.0%           3,897,530
                                               ----------          ---------

       Net assets                                 100.0%      $  131,991,280
                                                =========      ==============


-------------------------------------------------------------------------

See accompanying notes
                                         -2-

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 2001 (Unaudited)




Cost for federal income tax at April 30, 2001 was $122,652,936 and net unrealized appreciation consisted of:

  Gross unrealized appreciation                               $14,501,883
  Gross unrealized depreciation                                (9,061,069)
                                                               ----------
       Net unrealized appreciation                             $5,440,814
                                                               ==========





------------------------------------------------------------------------------
See accompanying notes
                                      -3-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)




ASSETS
 Investments, at value (Cost $122,652,936)
   (Note 1A)                                                  $  128,093,750
 Cash                                                              3,975,992
 Receivable for
  Dividends and interest                                              15,575
 Other assets                                                          6,939
                                                              --------------
         Total assets                                            132,092,256


LIABILITIES
    Accrued expenses                                                 100,976


NET ASSETS
    (applicable to 9,256,051 outstanding shares;
     unlimited number of shares of beneficial
     interest authorized, $.01 par value.)                 $     131,991,280
                                                        ===================


Net asset value, offering price and redemption
price per share ($131,991,280/9,256,051 shares
of beneficial interest outstanding)                                   $14.26
                                                                      ======

Net assets consist of:
    Paid-in capital                                           $  122,843,203
    Unrealized appreciation of investments                         5,440,814
    Undistributed net realized gain on investments                 4,161,600
    Accumulated net investment deficit                              (454,337)
                                                                --------------
       Total net assets                                       $  131,991,280
                                                                ==============







-----------------------------------------------------------------------------
See accompanying notes
                                    -4-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)




NET INVESTMENT LOSS

    Income
       Interest                                               $      118,985
       Dividends                                                     285,039
                                                                -------------
          Total investment income                                    404,024

    Expenses
       Investment advisory fees (Note 2)                             626,635
       Distribution costs (Note 3)                                   118,073
       Transfer agent fees                                            26,033
       Legal and audit fees                                           15,649
       Custody and accounting fees                                    32,346
       Administration fee (Note 2)                                    30,975
       Trustees' fees                                                  6,139
       Other                                                           2,511
                                                                  -----------
          Total expenses                                             858,361

             Net investment loss                                    (454,337)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized loss on investments                                 (1,262,405)
 Capital gain distributions from regulated
  investment companies                                             7,781,316
 Net unrealized depreciation of investments during
  the period                                                     (27,672,304)

    Net realized and unrealized loss on investments              (21,153,393)
                                                                -------------

     Net decrease in net assets resulting from
      operations                                          $      (21,607,730)
                                                            ==================







------------------------------------------------------------------------------
See accompanying notes
                                     -5-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS






INCREASE (DECREASE) IN NET ASSETS
                                                                               Six months         Year ended
                                                                           ended April 30,        October 31,
                                                                                     2001               2000
                                                                          ----------------     --------------
                                                                              (Unaudited)
OPERATIONS
    Net investment loss                                                    $     (454,337)     $   (1,218,653)
    Net realized gain (loss) on investments                                    (1,262,405)          6,732,238
    Capital gain distributions from regulated investment companies              7,781,316           5,531,039
    Net unrealized appreciation (depreciation) of investments                 (27,672,304)          5,675,206

     Net increase (decrease) in net assets resulting from operations          (21,607,730)         16,719,830

DISTRIBUTIONS TO SHAREHOLDERS
    Realized gains on investments
       ($1.38 and $1.17 per share, respectively)                              (12,010,292)         (8,444,754)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from capital share transactions (a)                  8,941,077          27,810,437
                                                                           ---------------    ----------------

       TOTAL INCREASE (DECREASE) IN NET ASSETS                                (24,676,945)         36,085,513


NET ASSETS
    Beginning of period                                                       156,668,225         120,582,712
                                                                           --------------      --------------

    End of period (including accumulated net investment deficit
       of $454,337 and $-0-, respectively)                                 $  131,991,280      $  156,668,225
                                                                           ==============      ==============




(a) Summary of capital share transactions is as follows:



                                                       Six months ended                          Year ended
                                              April 30, 2001 (Unaudited)                    October 31, 2000
                                          -------------------------------       -----------------------------
                                               Shares              Value           Shares              Value
                                               ------              -----           ------              -----
Shares sold                                   512,620         $   7,659,118      1,331,336        $ 25,549,506
Shares issued on
    reinvestment of distributions             753,987            11,483,224        430,764           8,020,828
                                          --------------         ----------        -------        -------------
                                            1,266,607            19,142,342      1,762,100          33,570,334
Shares redeemed                              (679,075)          (10,201,265)      (309,905)         (5,759,897)
                                          --------------        -----------     -----------       -------------

    Net increase                              587,532            $8,941,077      1,452,195         $27,810,437
                                          ============          ============    ============      ============





------------------------------------------------------------------------------
See accompanying notes
                                    -6-

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout each Period)




                                              Six Months
                                                Ended
                                               April 30,                                       Years ended October 31,
                                                            -----------------------------------------------------------
                                                2001           2000        1999        1998         1997        1996
                                            ----------      --------     -------     -------     --------    --------
                                             (Unaudited)

PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period    $   18.07        $16.71   $   14.30      $ 14.67      $13.51     $ 13.12
                                             ---------       ------    ---------     -------      -------    -------


 Income (loss) from investment operations
   Net investment loss                          (0.05)        (0.14)      (0.14)       (0.09)      (0.10)      (0.09)
   Net gain (loss) on securities
      (both realized and unrealized)            (2.38)         2.67        4.08         1.18        3.29        1.90
                                                -----         -----       -----         ----        ----      -------
        Total from investment operations        (2.43)         2.53        3.94         1.09        3.19        1.81
                                                -----         -----       -----         ----        ----      -------

    Less distributions
       Distributions from capital gains         (1.38)        (1.17)      (1.53)       (1.46)      (2.03)      (1.42)
                                                -----         -----        -----        -----       -----      ------

    Net asset value, end of period           $  14.26        $18.07   $   16.71       $14.30     $ 14.67    $  13.51
                                                ======       ======      =======       =====      =======   =========

TOTAL RETURN**                                 -13.94  %      14.92%      28.94%        7.97 %     27.22 %     14.91%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in thousands)        $131,991     $156,668    $120,583      $90,164     $78,391   $ 62,741
 Ratio of expenses to average net assets          1.26%    *   1.27%       1.39%        1.44%        1.43%      1.47%
 Ratio of net investment loss to average
   net assets                                    -0.67%    *  -0.80%      -0.91 %      -0.67%       -0.76%     -0.69%
 Portfolio turnover                                25 %         51  %       64%          102 %        93 %       214 %






*   Annualized.
**     Total return for a period of less than 1 year has not been annualized.




------------------------------------------------------------------------------
See accompanying notes
                                     -7-

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (Unaudited)




Issuer                                            Shares             Value

INVESTMENT COMPANIES - 98.7%

Growth and Income Funds - 23.4%

Dreyfus Midcap Value                              38,423        $   1,105,067
Franklin Mutual Shares                            21,270            1,037,007
Janus Growth and Income                           78,396            2,637,259
SEI Index S&P 500                                 75,581            2,918,201
SSgA Growth and Income                            57,288            1,207,073
Vanguard 500 Index                                63,336            7,308,369
Whitehall Growth and Income                       56,865              813,746
                                                                   ----------
                                                                   17,026,722

Growth Funds - 10.9%

Davis New York Venture                            77,224            2,085,833
iShares S&P 500/BARRA Growth                      12,300              756,696
S&P Midcap Depository Receipts                    17,380            1,621,554
Scudder-Dreman High Return Equity                 76,950            2,924,880
Whitehall Growth                                  30,032              569,723
                                                                  -------------
                                                                    7,958,686

Small Company Funds - 12.5%

AIM Small Cap Growth                              24,772              666,630
Legg Mason U.S. Small-Capitalization
 Value Trust                                      53,656              516,713
State Street Research Aurora                     253,358            7,917,440
                                                                  -------------
                                                                    9,100,783

Convertible Security Funds - 5.1%

MainStay Convertible                             179,186            2,218,333
Nations Convertible Securities                    91,177            1,521,752
                                                                  -------------
                                                                    3,740,085

Foreign Stock Funds - 2.5%

Artisan International                             60,089            1,206,196
Liberty Acorn International                       29,180              633,800
                                                                  -------------
                                                                    1,839,996

General Corporate Bond Funds - 4.2%

Strong Corporate Bond                            282,603            3,049,293
                                                                  -------------

Government Treasury Bond Funds - 17.0%

American Century - Target Maturities 2005         59,734            4,950,798
American Century - Target Maturities 2010         82,954            5,448,444
American Century - Target Maturities 2015         37,567            1,900,928
                                                                  -------------
                                                                   12,300,170

------------------------------------------------------------------------------
See accompanying notes
                                      -8-

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 2001 (Unaudited)




Issuer                                         Shares               Value

High Quality Bond Funds - 4.6%

Dodge & Cox Income                             275,830            3,326,520
                                                                 -------------

High Yield Bonds - 11.4%

Columbia High Yield                            219,862            1,991,952
John Hancock High Yield Bond                    74,134              374,381
Northeast Investors                            265,761            2,224,426
PIMCO High Yield                               158,270            1,541,557
Strong Short-Term High Yield Bond              220,666            2,177,976
                                                                 -------------
                                                                  8,310,292

Worldwide Bond Funds - 7.1%

Payden-Global Fixed Income                     115,876            1,179,625
PIMCO Foreign Bond                             387,601            3,957,414
                                                                -------------
                                                                  5,137,039

 Total investment companies
  (Cost $68,969,687)                             98.7%           71,789,586
 Cash and other assets in
   excess of liabilities                          1.3%              968,272
                                              ----------            -------

       Net assets                               100.0%        $  72,757,858
                                              =========         =============


Cost for federal income tax at April 30, 2001 was $68,969,687 and net unrealized appreciation consisted of:

 Gross unrealized appreciation                          $  4,900,272
 Gross unrealized depreciation                            (2,080,373)
                                                         -----------
       Net unrealized appreciation                      $  2,819,899
                                                        ============




-------------------------------------------------------------------------------
See accompanying notes
                                       -9-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)




ASSETS
 Investments, at value (Cost $68,969,687)
   (Note 1A)                                                    $  71,789,586
 Cash                                                                 956,065
 Receivables for
   Dividends and interest                                               5,653
 Other assets                                                          58,441
                                                                 ------------
         Total assets                                              72,809,745


LIABILITIES
    Accrued expenses                                                   51,887

NET ASSETS
 (applicable to 5,960,325 outstanding shares;
  unlimited number of shares of beneficial
  interest authorized, $.01 par value.)                    $       72,757,858
                                                          ==================


Net asset value, offering price and
redemption price per share ($72,757,858/5,960,325
shares of beneficial interest outstanding)                             $12.21
                                                                      ======

Net assets consist of:
 Paid-in capital                                                $  69,716,346
 Unrealized appreciation of investments                             2,819,899
 Undistributed net realized gain on investmen                         202,576
 Undistributed net investment income                                   19,037
                                                                -------------
       Total net assets                                         $  72,757,858
                                                                =============



-------------------------------------------------------------------------------
See accompanying notes
                                    -10-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)




NET INVESTMENT INCOME
    Income
       Interest                                             $      64,806
       Dividends                                                1,589,909
                                                              ------------
          Total investment income                               1,654,715

    Expenses
       Investment advisory fees (Note 2)                          366,431
       Distribution costs (Note 3)                                 63,443
       Transfer agent fees                                         17,883
       Legal and audit fees                                        14,007
       Custody and accounting fees                                 23,800
       Administration fee (Note 2)                                 16,199
       Insurance expense                                            4,513
       Trustees' fees                                               3,246
       Other                                                        3,359
                                                               -----------
          Total expenses                                          512,881

             Net investment income                              1,141,834

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                               (943,408)
  Capital gain distributions from
   regulated investment companies                               2,265,725
  Net unrealized depreciation of
   investments during the period                               (6,302,036)

    Net realized and unrealized loss on investments            (4,979,719)
                                                              ------------

    Net decrease in net assets resulting from operations     $ (3,837,885)
                                                             ==============





------------------------------------------------------------------------------
See accompanying notes
                                      -11-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS





INCREASE (DECREASE) IN NET ASSETS
                                                                               Six months         Year ended
                                                                           ended April 30,        October 31,
                                                                                     2001               2000
                                                                          ----------------     --------------

                                                                              (Unaudited)
OPERATIONS
    Net investment income                                                  $   1,141,834        $   1,154,060
    Net realized gain (loss) on investments                                     (943,408)             758,174
    Capital gain distributions from regulated investment companies             2,265,725            2,163,980
    Net unrealized appreciation (depreciation) of investments                 (6,302,036)           2,557,901
       Net increase (decrease) in net assets resulting from operations        (3,837,885)           6,634,115

DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income
       ($0.19 and $0.22 per share, respectively)                              (1,122,797)          (1,154,060)
    Realized gains on investments
       ($0.59 and $0.95 per share, respectively)                              (3,438,396)          (4,665,509)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from capital share transactions (a)                 1,603,547           13,017,563
                                                                            ---------------      -------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS                             (6,795,531)          13,832,109

NET ASSETS
    Beginning of period                                                       79,553,389           65,721,280
                                                                           -------------        -------------

    End of period (including undistributed net investment income
       of $19,037 and $-0-, respectively)                                  $  72,757,858        $  79,553,389
                                                                           =============        =============




(a) Summary of capital share transactions is as follows:





                                                        Six months ended                          Year ended
                                              April 30, 2001 (Unaudited)                    October 31, 2000
                                          -------------------------------       -----------------------------
                                               Shares              Value           Shares              Value
                                               ------              -----           ------              -----
Shares sold                                   161,673         $   2,023,951      1,021,162        $ 12,659,852
Shares issued on
 reinvestment of distributions                338,188             4,206,035        412,023           5,252,025
                                             ---------            ----------      -------         ------------
                                              499,861             6,229,986      1,433,185          17,911,877

Shares redeemed                              (371,712)           (4,626,439)      (497,548)         (4,894,314)
                                            -------------        ----------      ------------      ------------
    Net increase                              128,149            $1,603,547        935,637     $    13,017,563
                                            =============       ============     ============  ================




-------------------------------------------------------------------------------
See accompanying notes
                                      -12-

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS



(For a Share Outstanding Throughout each Period)





                                              Six Months
                                                Ended
                                               April 30,                                       Years ended October 31,
                                                            -----------------------------------------------------------
                                                2001           2000        1999        1998         1997        1996
                                            ----------      --------     -------     -------     --------    --------
                                              (Unaudited)
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period     $   13.64     $   13.42      $12.83  $   13.23    $   12.21    $  11.82
                                             ---------      ---------     ------    --------   ---------    ---------

    Income from investment operations
       Net investment income                      0.19          0.22        0.20       0.21         0.21        0.18
       Net gain (loss) on securities
          (both realized and unrealized)         (0.84)         1.17        1.68       0.66         2.01        1.30
                                                 -----          -----      -----     -------      -------      ------
          Total from investment operations       (0.65)         1.39        1.88       0.87         2.22        1.48
                                                ------         -----       -----    --------     --------     -------

    Less distributions
       Dividends from net investment income      (0.19)        (0.22)      (0.20)     (0.21)       (0.21)      (0.18)
       Distributions from capital gains          (0.59)        (0.95)      (1.09)     (1.06)       (0.99)      (0.91)
                                                 -----         -----       -----      -----        ------     -------
          Total distributions                    (0.78)        (1.17)      (1.29)     (1.27)       (1.20)      (1.09)
                                                 -----         -----       -----       -----        -----       -----

    Net asset value, end of period              $12.21       $ 13.64     $ 13.42    $ 12.83     $  13.23   $   12.21
                                                ======       =======     =======     =======     ========  ==========

TOTAL RETURN**                                   -4.80   %     10.26   %   15.26   %   6.97    %   19.64   %   13.24    %

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in thousands)      $72,758    $  79,553     $65,721    $ 56,190   $   48,893    $ 40,423
    Ratio of expenses to
       average net assets                         1.38%  *      1.40%       1.46%       1.46%        1.41 %      1.61      %
    Ratio of net investment income to
       average net assets                         3.08%  *      1.51%       1.45%       1.51%        1.58 %      1.45      %

    Portfolio turnover                              27%          43  %        60%        59%          80 %       172 %






*   Annualized.
**     Total return for a period of less than 1 year has not been annualized.







------------------------------------------------------------------------------
See accompanying notes
                                 -13-

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (Unaudited)




Issuer                                            Shares               Value

INVESTMENT COMPANIES - 96.3%

Aggressive Funds - 96.3%

AMEX Energy Select Sector SPDR                     5,908          $   200,104
AMEX Financial Select Sector SPDR                  7,078              194,362
AMEX Technology Select Sector SPDR                 5,968              172,535
Federated Kaufman                                 50,411              223,825
Pin Oak Aggressive                                   998               33,683
Profunds UltraOTC                                  7,641               88,646
S&P Midcap Depository Receipts                     2,002              186,786
State Street Research Aurora                       6,026              188,317
T. Rowe Price Health Science                       7,862              144,435
                                                                   -----------
  Total investment companies
   (Cost $1,443,970)                  96.3%                         1,432,693

 Cash and other assets in excess
   of liabilities                      3.7%                            54,774
                                    -----------                         ------

       Net assets                    100.0%                       $ 1,487,467
                                    ========                       ===========


Cost for federal income tax at April 30, 2001 was $1,443,970 and net unrealized depreciation consisted of:

  Gross unrealized appreciation                            $  58,959
  Gross unrealized depreciation                              (70,236)
                                                            --------
       Net unrealized depreciation                          $(11,277)
                                                            ========






------------------------------------------------------------------------------
See accompanying notes
                                      -14-

NEW CENTURY AGGRESSIVE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)




ASSETS
    Investments, at value (Cost $1,443,970) (Note 1A)             $ 1,432,693
    Cash                                                               53,986
    Receivables for
       Dividends and interest                                              79
    Other assets                                                        7,811


          Total assets                                              1,494,569


LIABILITIES
    Accrued expenses                                                    7,102

NET ASSETS
    (applicable to 169,534 outstanding shares;
      unlimited number of shares of beneficial
      interest authorized, $.01 par value.)                  $      1,487,467
                                                             ================


Net asset value, offering price and
redemption price per share ($1,487,467/169,534
shares of beneficial interest outstanding)                              $8.77
                                                                        =====

Net assets consist of:
    Paid-in capital                                               $ 1,619,151
    Unrealized depreciation of investments                            (11,277)
    Accumulated net realized loss on investments                     (116,738)
    Accumulated net investment deficit                                 (3,669)
                                                                   -----------
       Total net assets                                           $ 1,487,467
                                                                   ===========





-------------------------------------------------------------------------------
See accompanying notes
                                   -15-

NEW CENTURY AGGRESSIVE PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)




NET INVESTMENT LOSS
    Income
       Interest                                                  $      1,834
       Dividends                                                        2,914
                                                                    ----------
          Total investment income                                       4,748

    Expenses
       Investment advisory fees (Note 2)                                5,611
       Distribution costs (Note 3)                                      1,416
       Transfer agent fees                                             10,903
       Legal and audit fees                                               185
       Custody and accounting fees                                     17,057
       Administration fee (Note 2)                                      2,380
       Trustees' fees                                                      73
       Other                                                            1,725
                                                                    -----------
          Total expenses                                               39,350

 Less investment advisory fees waived and
  expenses reimbursed (Note 2)                                        (30,933)
                                                              ---------------
          Net expenses                                                  8,417
                                                                    ----------

             Net investment loss                                       (3,669)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments                                 (123,822)
    Capital gain distributions from
     regulated investment companies                                     7,084
    Net unrealized depreciation of
     investments during the period                                    (11,277)
                                                                 -------------
 Net realized and unrealized loss on investments                     (128,015)
                                                                    ----------

 Net decrease in net assets resulting
  from operations                                             $      (131,684)
                                                               ===============





------------------------------------------------------------------------------
See accompanying notes
                                     -16-

NEW CENTURY AGGRESSIVE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                Six months
                                                             ended April 30,
                                                                   2001
                                                               (Unaudited)


OPERATIONS
    Net investment loss                                        $    (3,669)
    Net realized loss on investments                              (123,822)
    Capital gain distributions from regulated
     investment companies                                            7,084
    Net unrealized depreciation of investments                     (11,277)
                                                                -----------
       Net decrease in net assets
        resulting from operations                                 (131,684)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from capital
     share transactions (a)                                      1,619,151
                                                             -----------------

          TOTAL INCREASE IN NET ASSETS                           1,487,467

NET ASSETS
    Beginning of period                                              -

    End of period (including
     accumulated net investment deficit
       of $3,669)                                              $ 1,487,467
                                                               ===========



(a) Summary of capital share transactions is as follows:


                                                           Six months ended
                                                            April 30, 2001
                                                              (Unaudited)

                                                     Shares             Value

Shares sold                                         169,534       $  1,619,151
Shares issued on
 reinvestment of distributions                        -                   -
                                                   --------         -----------
                                                      -                   -
Shares redeemed                                       -                   -
                                                   --------         -----------
    Net increase                                    169,534       $  1,619,151
                                                  ==========     ==============








------------------------------------------------------------------------------
See accompanying notes
                                       -17-

NEW CENTURY AGGRESSIVE PORTFOLIO

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout each Period)

                                                             Six Months Ended
                                                               April 30, 2001
                                                                 (Unaudited)

PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period                        $   10.00
                                                                ---------

    Income from investment operations
     Net investment loss                                            (0.02)
     Net gain (loss) on securities
      (both realized and unrealized)                                (1.21)
                                                            -------------
          Total from investment operations                          (1.23)
                                                                    ------

    Net asset value, end of period                              $    8.77
                                                                  =========

TOTAL RETURN**                                                     -12.30 %

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in thousands)                      $   1,487
    Ratio of expenses to average net assets                          1.50%   *
    Ratio of net investment loss to average net assets              (0.65)%  *
    Ratio of expenses to average net assets
       (excluding waivers and reimbursements)                        7.00 %  *
    Ratio of net investment loss to average net assets
       (excluding waivers and reimbursements)                       (6.15)%  *
    Portfolio turnover                                                 35%



*   Annualized.
**     Total return for a period of less than 1 year has not been annualized.





----------------------------------------------------------------------------
See accompanying notes
                                    -18-

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2001 (Unaudited)




Issuer                                                  Shares         Value

INVESTMENT COMPANIES - 99.1%

Aggressive Funds - 99.1%

iShares MSCI Australia Index                          5,200         $   48,880
iShares MSCI Belgium Index                            2,600             30,290
iShares MSCI EMU Index                                2,536            169,151
iShares MSCI United Kingdom Index                     5,446             90,676
iShares MSCI Switzerland Index                        3,285             46,647
iShares MSCI Netherlands Index                        1,600             33,136
iShares MSCI Japan Index                              8,805             98,792
Oakmark International                                10,197            155,003
Oakmark International Small Cap                       8,746             98,139
                                                                     ----------


 Total investment companies
  (Cost $819,339)                       99.1%                          770,714
 Cash and other assets
  in excess of liabilities               0.9%                            6,943
                                    -------------                   -----------

       Net assets                      100.0%                       $  777,657
                                      ========                      ==========


Cost for federal income tax at April 30, 2001 was $819,339 and net unrealized depreciation consisted of:

  Gross unrealized appreciation                                $    592
  Gross unrealized depreciation                                 (49,217)
                                                                -------
       Net unrealized depreciation                             $(48,625)
                                                               ========





-------------------------------------------------------------------------------
See accompanying notes
                                        -19-

NEW CENTURY INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)




ASSETS
  Investments, at value (Cost $819,339) (Note 1A)                  $  770,714
  Cash                                                                  5,006
  Receivables for
    Dividends and interest                                                  8
  Other assets                                                          8,343

         Total assets                                                 784,071


LIABILITIES
    Accrued expenses                                                    6,414

NET ASSETS
  (applicable to 88,002 outstanding shares;
    unlimited number of shares of beneficial
    interest authorized, $.01 par value.)                     $       777,657
                                                              ===============


Net asset value, offering price
and redemption price per share ($777,657/88,002
shares of beneficial interest outstanding)                              $8.84
                                                                        =====

Net assets consist of:
    Paid-in capital                                                $  848,277
    Unrealized depreciation of investments                            (48,625)
    Accumulated net realized loss on investments                      (18,682)
    Accumulated net investment deficit                                 (3,313)
                                                                    ----------
       Total net assets                                            $  777,657
                                                                   ==========




----------------------------------------------------------------------------
See accompanying notes
                                     -20-

NEW CENTURY INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)




NET INVESTMENT LOSS
    Income
       Interest                                               $      1,031
       Dividends                                                        49
                                                                  ---------
          Total investment income                                    1,080

    Expenses
       Investment advisory fees (Note 2)                             2,928
       Distribution costs (Note 3)                                     755
       Transfer agent fees                                          10,902
       Legal and audit fees                                            509
       Custody and accounting fees                                  17,030
       Administration fee (Note 2)                                   2,248
       Trustees' fees                                                   43
       Other                                                         1,366
                                                                -----------

          Total expenses                                            35,781


 Less investment advisory fees waived
  and expenses reimbursed (Note 2)                                 (31,388)
                                                           ---------------
          Net expenses                                               4,393
                                                                  ---------

             Net investment loss                                    (3,313)


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 Net realized loss on investments                                  (18,682)
 Net unrealized depreciation of investments
  during the period                                                (48,625)
                                                              -------------
   Net realized and unrealized loss on investments                 (67,307)
                                                                 ---------

    Net decrease in net assets resulting from operations      $    (70,620)
                                                             ==============



------------------------------------------------------------------------
See accompanying notes
                                      -21-

NEW CENTURY INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS



INCREASE (DECREASE) IN NET ASSETS
                                                                   Six months
                                                                ended April 30,
                                                                      2001
                                                                  (Unaudited)


OPERATIONS
    Net investment loss                                           $   (3,313)
    Net realized loss on investments                                 (18,682)
    Net unrealized depreciation of investments                       (48,625)
                                                                   ----------
     Net decrease in net assets resulting from operations            (70,620)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from
     capital share transactions (a)                                  848,277
                                                                --------------

      TOTAL INCREASE IN NET ASSETS                                   777,657


NET ASSETS
    Beginning of period                                                -

    End of period (including
     accumulated net investment deficit
      of $3,313)                                                  $  777,657
                                                                   ==========



(a) Summary of capital share transactions is as follows:

                                                             Six months ended
                                                     April 30, 2001 (Unaudited)

                                                    Shares              Value

Shares sold                                        97,530      $       929,861
Shares issued on
 reinvestment of distributions                       -                      -
                                                   -------           ----------
                                                   97,530              929,861
Shares redeemed                                    (9,528)             (81,584)
                                                  -------           ----------
    Net increase                                   88,002       $      848,277
                                                ===========     ===============







-----------------------------------------------------------------------------
See accompanying notes
                                         -22-

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout each Period)

                                                             Six Months Ended
                                                               April 30, 2001
                                                                (Unaudited)


PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period                         $   10.00
                                                                ---------

   Income from investment operations
      Net investment loss                                           (0.04)
      Net loss on securities (both realized and unrealized)         (1.12)
                                                                    -----
          Total from investment operations                          (1.16)



    Net asset value, end of period                              $    8.84
                                                                  =========

TOTAL RETURN**                                                     -11.60 %

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in thousands)                           $778
    Ratio of expenses to average net assets                          1.50 %*
    Ratio of net investment loss to average net assets              (1.13) %*
    Ratio of expenses to average net assets
       (excluding waivers and reimbursements)                       12.19 %*
    Ratio of net investment loss to average net assets
       (excluding waivers and reimbursements)                      (11.83)%  *
    Portfolio turnover                                                23%



*   Annualized.
**     Total return for a period of less than 1 year has not been annualized.




-------------------------------------------------------------------------
See accompanying notes
                                  -23-

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)




(1)       SIGNIFICANT ACCOUNTING POLICIES

      New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently offers shares of four series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio and New Century International Portfolio (together, "the Portfolios"). The investment objective of the New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth while managing risk. This Portfolio seeks to achieve these objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign). The investment objective of the New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. This portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks (domestic or foreign). The investment objective of the New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This portfolio seeks to achieve its objectives by investing in assets substantially in shares of registered investment companies that emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks, but with a focus on securities in foreign and emerging markets. The price of shares of these Portfolios fluctuates daily and there are no assurances that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

      A.  Investment Valuation
          Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

      B.  Federal Income Taxes
          It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Portfolios. Therefore, no federal income or excise tax provision is required.

      C.  Investment Transactions
          Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined using the specific identification method.

      D.  Income Recognition
          Interest is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

      E.  Cost Of Operations
          The Portfolios bear all costs of their operations other than expenses specifically assumed by Weston Financial Group, Inc. (the "Advisor"). Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately between each Portfolio in
relation to the net assets of each Portfolio.   The Advisor has agreed to
limit the total operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the New Century Aggressive Portfolio and the New Century International Portfolio to an annual rate of 1.50% of each Portfolios' average net assets through October 31, 2001 (See Note 2).

------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)




          The Advisor has agreed to bear the costs incurred in organizing the New Century Aggressive Portfolio and the New Century International Portfolio, both of which commenced operations on November 1, 2000.

      F.  Use Of Estimates
          In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)       INVESTMENT ADVISORY FEE, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEE

      Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the four series.

      This fee waiver may be terminated at any time after October 31, 2001. The Advisor is entitled to reimbursement from each Portfolio for any fees waived pursuant to this arrangement if such reimbursement does not cause the Portfolio to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the six months ended April 30, 2001, the Advisor waived investment advisory fees and reimbursed other operating expenses for the New Century Aggressive Portfolio and the New Century International Portfolio of $30,933 and $31,388, respectively.

      Fees paid by the Portfolio pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

      The Portfolios pay each Trustee who is not affiliated with the Advisor $8,000 annually.


(3)       DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

      The Portfolios have adopted a Distribution Plan (the "Plan") under
Section 12(b) of the Investment Company Act of 1940 and Rule 12(b)-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the
      Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees").

      During the period ended April 30, 2001, the Distributor received sales commissions and other compensation of $24,592, $7,281, $-0- and $-0- in connection with the purchase of investment company shares by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio and New Century International Portfolio, respectively. Weston Securities Corporation has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

      Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.



------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)




(4)       INVESTMENT TRANSACTIONS

      For the six months ended April 30, 2001, the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:

                                            Purchases                  Sales

New Century Capital Portfolio               $48,211,095           $32,994,467
New Century Balanced Portfolio              $33,723,998           $18,387,724
New Century Aggressive Portfolio           $  1,982,653            $  414,860
New Century International Portfolio        $    982,591            $  144,570













----------------------------------------------------------------------

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios.
This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.